November 13, 2003

VIA EDGAR


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   J&B Funds (the "Funds")
            SEC File Nos. 333-43554, 811-10039
            Rule 497(j) filing


Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Funds set forth below pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Funds' Statement of Additional Information, dated November 7, 2003, which would have been filed by the Funds pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendments ("PEA") to the Funds' registration statement on Form N-1A set forth below filed pursuant to Rule 485(b) of the Act on November 7, 2003:

Please  contact  Curtis Barnes at (617) 824-1215 with any questions.  Thank you.

Very  truly  yours,

/s/  MARTIN CRAMER

Martin Cramer
Compliance Officer of the Funds

cc:  Joseph Fleming
     Laura Moret



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